Commitments, Guarantees And Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Commitments Under Non-Cancelable Operating Leases

Future minimum commitments under non-cancelable operating leases at December 31, 2017, are as follows (in thousands):

2018	$96,009
2019	90,763
2020	77,186
2021	60,279
2022	52,732
Thereafter	151,548
$528,517